Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax expense	$ (62)	$ (82)	$ (394)	$ (342)	$ (282)
Effective income tax rate	36.90%	37.10%	36.40%	35.80%	33.90%
United States Federal Statutory Tax Rate	35.00%		35.00%	35.00%	35.00%
Liberty
Income Tax Disclosure [Line Items]
Current tax payments due to related parties	$ 56		$ 70	$ 21